Operating Segmentation - Summary of Average Assets, Grouped by Operating Segment (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Jan. 31, 2021
Disclosure of operating segments [line items]
Average Earning Assets	$ 972,687	$ 893,913
Canadian Personal and Commercial Banking [Member]
Disclosure of operating segments [line items]
Average Earning Assets	264,764	239,777
United States Personal and Commercial Banking[Member]
Disclosure of operating segments [line items]
Average Earning Assets	131,569	123,411
All Other Operating Segments [Member]
Disclosure of operating segments [line items]
Average Earning Assets	$ 576,354	$ 530,725